Share-Based Payment Transactions (Details) - Schedule of Expenses Due to Share-Based Compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expenses Due to Share-Based Compensation [Abstract]
Research and development expenses	$ 34	$ 264	$ 27
General and administrative expenses	68	633	16
Total	$ 102	$ 897	$ 43